Share Based Compensation - Restricted Stock Activity (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Non-vested restricted stock units outstanding, beginning balance (in shares)	341
Granted (shares)	498
Forfeited (shares)	(285)
Vested (shares)	(187)
Non-vested restricted stock units outstanding, ending balance (in shares)	367	341
Weighted-Average Grant Date Fair Value Per Share
Non-vested restricted stock units outstanding, weighted average grant date fair value, beginning balance (usd per share)	$ 4.73
Granted (usd per share)	1.92	$ 4.77
Forfeited (usd per share)	2.66
Vested (usd per share)	4.03
Non-vested restricted stock units outstanding, weighted average grant date fair value, ending balance (usd per share)	$ 2.88	$ 4.73
Fair value on vesting date of vested restricted stock units	$ 364	$ 798